Income Tax (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of provision for federal income tax
	2021	2020
Federal income tax benefit attributable to:
Current Operations	$803,000	$221,700
Less: valuation allowance	(803,000)	(221,700)
Net provision for Federal income taxes	$-	$-

Schedule of net deferred tax amount
	2021	2020
Deferred tax asset attributable to:
Net operating loss carryover	$2,182,000	$1,343,000
Less: valuation allowance	(2,182,000)	(1,343,000)
Net deferred tax asset	$-	$-